Notes Payable - Related Parties - Schedule of Notes Payable to Related Parties (Details) 10Q - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018		Dec. 31, 2017	Dec. 31, 2016
Notes payable - related parties, net	$ 1,176,447		$ 1,964,985	$ 1,964,985
Non-current	(824,218)
Current	$ 352,229		$ 1,964,985	1,964,985
Note 1 [Member]
Issuance Date	Dec. 01, 2015	[1]	Dec. 01, 2015
Maturity Date	Feb. 08, 2021	[1]	Aug. 01, 2018
Interest Rate	12.00%	[1]	12.00%
Original Borrowing	$ 1,248,883	[1]	$ 1,203,242
Notes payable - related parties, net	$ 824,218		$ 1,198,883	1,198,883
Note 2 [Member]
Issuance Date	Dec. 01, 2015	[2]	Dec. 01, 2015
Maturity Date	Feb. 08, 2021	[2]	Aug. 01, 2018
Interest Rate	12.00%	[2]	12.00%
Original Borrowing	$ 189,000	[2]	$ 189,000
Notes payable - related parties, net			$ 189,000	189,000
Note 3 [Member]
Issuance Date	Dec. 01, 2015	[3]	Dec. 01, 2015
Maturity Date	Apr. 01, 2017	[3]	Apr. 01, 2017
Interest Rate	12.00%	[3]	12.00%
Original Borrowing	$ 111,901	[3]	$ 111,901
Notes payable - related parties, net	$ 111,901		$ 111,901	111,901
Note 4 [Member]
Issuance Date	Apr. 04, 2016	[4]	Aug. 04, 2016
Maturity Date	Dec. 04, 2018	[4]	Dec. 04, 2018
Interest Rate	12.00%	[4]	12.00%
Original Borrowing	$ 343,326	[4]	$ 343,326
Notes payable - related parties, net	$ 240,328		$ 343,326	343,326
Note 5 [Member]
Issuance Date	Apr. 04, 2016	[5]	Aug. 04, 2016
Maturity Date	Dec. 04, 2018	[5]	Dec. 04, 2018
Interest Rate	12.00%	[5]	12.00%
Original Borrowing	$ 121,875	[5]	$ 121,875
Notes payable - related parties, net			$ 121,875	$ 121,875

[1]	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 1, 2018, as amended. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2017, total outstanding balance of the note amounted to $1,198,883. On August 8, 2018, we entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. All other terms of the note remain unchanged. In connection with the extension, we granted to Mr. Cutaia a three-year warrant to purchase up to 2,446,700 shares of Common Stock at a price of $0.49 per share with a fair value of $1,074,602. We determined that the extension of the note’s maturity date resulted in a debt extinguishment for accounting purposes because the fair value of the warrants granted was more than 10% of the original value of the note. As result, we recorded the fair value of the “new” note, which approximates the then-current carrying value of $1,198,833 of the then-current note and expensed the entire fair value of the warrants granted of $1,074,602 as part of debt extinguishment. On September 30, 2018, Mr. Cutaia converted the principal balance that was convertible ($374,665) into 5,352,357 shares of Restricted Common Stock at $0.07 per share. As of September 30, 2018, outstanding balance of the note amounted to $824,218.
[2]	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note was unsecured, bears interest rate of 12% per annum, matured in August 1, 2018, as amended, and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $189,000. On September 30, 2018, Mr. Cutaia converted the entire unpaid balance of $189,000 into 2,700,000 restricted shares of our Common Stock at $0.07 per share.
[3]	On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017. As of September 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.
[4]	On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,326, to consolidate all advances made by Mr. Cutaia to the Company from December 2015 through March 2016. The note bears interest rate of 12% per annum, secured by the Company’s assets and will mature on December 4, 2018, as amended. A total of 30% of the note principal or $102,998 can be converted to shares of common stock at a conversion price $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $343,326. On September 30, 2018 Mr. Cutaia converted the 30% of the principal balance that was convertible ($102,998) into 1,471,397 restricted shares of our Common Stock at $0.07 per share. As of September 30, 2018, outstanding balance of the note amounted to $240,328.
[5]	On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $121,875, representing his unpaid salary from December 2015 through March 2016. The note was unsecured, bears interest at the rate of 12% per annum, matures on December 4, 2018, as amended, and convertible to common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $121,8750. For the period ended September 30, 2018 Mr. Cutaia converted $121,875 of debt into 1,741,071 shares of Restricted Common Stock. Total interest expense for notes payable to related parties was $175,846 and $176,364 for nine months ended September 30, 2018 and 2017, respectively.